Loans	3 Months Ended
Mar. 31, 2022
Loans
Loans

12. Loans

As of March 31, 2021, CureVac had drawn the first of the three tranches of the EIB loan received in June 2020 and, thus, EUR 25 million  (plus accrued interest of EUR 942k) was outstanding on the loan as of that date.

During the year ended December 31, 2021, CureVac decided to early terminate the EIB loan for a total cash consideration of EUR 26,633k, which comprises of EUR 25,000k repayment of the loan and 1,633k interest and fees. As of December 31, 2021 the EIB loan was fully repaid.